Supplementary Balance Sheet Information (Details) - Schedule of Cash and Short Term Bank Deposits - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash and Short Term Bank Deposits [Abstract]
Cash		$ 2,187	$ 4,535
Cash equivalents		771	730
Total cash and cash equivalents		2,958	5,265
Short-term bank deposits	[1]	$ 13,464	$ 12,040

[1]	The average interest rate on short-term deposits is 6.05% and 4.15%, as of December 31, 2023 and 2022, respectively.